Leases (Tables)	12 Months Ended
Mar. 30, 2024
Leases [Abstract]
Consolidated Statement of Earnings
Amounts recognized in the consolidated statement of operations were as follows:

	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)
Fixed operating lease expense	$11,874	$12,053	$12,155
Variable operating lease expense (1)	5,569	5,007	3,482

Total lease expense	$17,443	$17,060	$15,637

(1)
In May 2020, the FASB issued guidance to Topic 842, Leases, exempting lessees from determining whether
COVID-19
related rent concessions are lease modifications when certain conditions are met. In accordance with the guidance issued, the Company adopted the amendment effective March 29, 2020 and elected not to treat COVID-19 related rent concessions as lease modifications. As such, for the period ended March 30, 2024, no
rent concessions (March 25, 2023 of $0.2 million
and
March 26, 2022 of $1.5 million) were recognized in the consolidated statement of operations as a negative variable rent expense.

Supplemental Cash Flow Information Operating Lease
The following table provides supplemental cash flow information related to the Company’s operating leases:

	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)
Cash outflows from operating activities attributable to operating leases (1)	$13,422	$14,235	$11,954
Right-of-use assets obtained in exchange for Operating lease liabilities (2)	$1,503	$2,579	$5,612

(1)
There were no
rent concessions associated to base rent for the period ended March 30, 2024
. Net
 of $
0.2
 million and $
1.5
 million rent concessions associated to base rent for the periods ended March 25, 2023 and March 26, 2022, respectively.

(2)
Right-of-use
assets obtained are recognized net of leasehold inducements. For the period ending March 30, 2024, leasehold inducements totaled $
1.7
 million of which $
0.8
 million is included in Accounts Receivable
 and other receivables.
For the period ending March 25, 2023, leasehold inducements totaled $
0.1
 million of which $
0.1
 million is included in Accounts Receivable

and other receivables
.

Consolidated Balance Sheet For Operating Leases And Finance Leases
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt as of March 30, 2024.

Minimum Lease Payments as of March 30, 2024
(in thousands)
Year ending March:	Operating
2025	13,189
2026	13,499
2027	13,144
2028	12,388
2029	10,799
Thereafter	46,072

Total minimum lease payments	109,091
Less: amount of total minimum lease payments representing interest	(42,780)

Present value of future total minimum lease payments	66,311
Less: current portion of lease liabilities	(6,430)

Long-term lease liabilities	$59,881